Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities.
Summary of other liabilities explanatory

Other liabilities - current:	As of December 31,
in €‘000	2024	2023
Other financial liabilities:
Deferred and contingent consideration (Note 3)	9,356	8,376
Other liabilities	5,382	4,534
Other non-financial liabilities:
Payroll liabilities	47,209	30,176
Taxes and fees	6,324	7,444
Deposit liability (Note 3)	—	1,721
Management restructuring	—	3,473
Total other liabilities - current	68,271	55,724

Other non-current liabilities:	As of December 31,
in €‘000	2024	2023
Other financial liabilities:
Deferred and contingent consideration (Note 3)	—	6,993
Other non-financial liabilities:
Employee benefit liabilities (Note 20)	1,414	1,043
Other	416	464
Total other non-current liabilities	1,830	8,500